CONSOLIDATED STATEMENTS OF UNITHOLDERS' DEFICIT $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Balance at beginning of period	$ (4,362)
Net income (loss)	(128,865)
Other comprehensive income (loss)	3,820
Equity-based compensation	1,553
Accumulating preferred dividends	(18,513)
Balance at end of period	$ (139,741)
Balance at the end (in units) | shares	325,983,360
Change in accounting principle
Balance at beginning of period	$ 6,626
Common Units
Balance at the beginning (in units) | shares	325,983,000
Balance at the end (in units) | shares	325,983,000
Additional Paid-in Capital
Balance at beginning of period	$ 58,359
Equity-based compensation	1,553
Balance at end of period	59,912
Accumulated Deficit
Balance at beginning of period	(64,512)
Net income (loss)	(129,171)
Accumulating preferred dividends	(18,513)
Balance at end of period	(205,570)
Accumulated Deficit | Change in accounting principle
Balance at beginning of period	6,626
Accumulated Other Comprehensive Income
Other comprehensive income (loss)	3,820
Balance at end of period	3,820
Non-Controlling Interest
Balance at beginning of period	1,791
Net income (loss)	306
Balance at end of period	$ 2,097